Employee benefits - Actuarial Losses Recognized (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Abstract]
Other Comprehensive Income, Before Tax, Cumulative Gain (Loss) On Remeasurements Of Defined Benefit Plans	€ (71.8)	€ 40.5